Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 19. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Evaluated oil and natural gas properties	$1,590,997	$1,226,417	$1,052,219
Unevaluated oil and natural gas properties	48,229	46,413	26,589
Accumulated depletion, depreciation, and amortization	(391,145)	(256,629)	(202,581)
Subtotal	$1,248,081	$1,016,201	$876,227
MEMP Segment:
Evaluated oil and natural gas properties (1)	$3,007,214	$1,748,438	$1,539,642
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	—	—	5,004
Accumulated depletion, depreciation, and amortization (1)	(989,103)	(416,617)	(265,710)
Subtotal	$2,204,108	$1,337,731	$1,284,696
Eliminations:
Accumulated depletion, depreciation, and amortization	$46,013	$49,884	$—
Consolidated:
Evaluated oil and natural gas properties (1)	$4,598,211	$2,974,855	$2,591,861
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	48,229	46,413	31,593
Accumulated depletion, depreciation, and amortization (1)	(1,334,235)	(623,362)	(468,291)
Total	$3,498,202	$2,403,816	$2,160,923

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Property acquisition costs, proved	$74,490	$56,108	$87,857
Property acquisition costs, unproved	25,030	19,975	5,293
Exploration and extension well costs	209,532	13,313	212
Development	208,459	210,440	135,951
Subtotal	$517,511	$299,836	$229,313
MEMP Segment:
Property acquisition costs, proved	$983,076	$37,786	$278,246
Exploration and extension well costs	—	—	42,430
Development (1)	279,318	145,830	62,472
Subtotal	$1,262,394	$183,616	$383,148
Consolidated:
Property acquisition costs, proved	$1,057,566	$93,894	$366,103
Property acquisition costs, unproved	25,030	19,975	5,293
Exploration and extension well costs	209,532	13,313	42,642
Development (1)	487,777	356,270	198,423
Total	$1,779,905	$483,452	$612,461

(1)	Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Company’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

We engaged NSAI and MEMP engaged NSAI and Ryder Scott to audit our internally prepared reserves estimates for all of our estimated proved reserves (by volume) at December 31, 2014. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2014	2013	2012
Oil ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.33

NGL ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.75

Natural Gas ($/Mmbtu)
Henry Hub (2)	$4.35	$3.67	$2.75

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

MRD Segment

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013, and 2012 respectively:

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	11,311	802,254	42,576	1,125,577
Extensions and discoveries	1,825	183,527	9,876	253,730
Purchase of minerals in place	269	22,186	1,247	31,283
Production	(951)	(63,801)	(2,220)	(82,816)
Sales of minerals in place	(623)	(10,815)	(950)	(20,253)
Revision of previous estimates	772	247,578	12,060	324,558
End of year	12,603	1,180,929	62,589	1,632,079

Proved developed reserves:
Beginning of year	3,402	263,797	13,904	367,641
End of year	3,905	392,181	19,924	535,151

Proved undeveloped reserves:
Beginning of year	7,909	538,457	28,672	757,936
End of year	8,698	788,748	42,665	1,096,928

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	11,953	739,378	41,466	1,059,895
Extensions and discoveries	1,794	149,974	8,319	210,652
Purchase of minerals in place	211	31,815	1,017	39,183
Production	(665)	(34,092)	(1,457)	(46,819)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(1,383)	(70,684)	(5,196)	(110,165)
End of year (1)	11,311	802,254	42,576	1,125,577

Proved developed reserves:
Beginning of year	3,082	245,449	12,321	337,869
End of year	3,402	263,797	13,904	367,641

Proved undeveloped reserves:
Beginning of year	8,871	493,929	29,145	722,026
End of year	7,909	538,457	28,672	757,936

(1)	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.

	For the Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	10,834	929,335	53,031	1,312,533
Extensions and discoveries	689	42,019	2,778	62,819
Purchase of minerals in place	1,100	28,115	1,879	45,987
Production	(369)	(24,131)	(898)	(31,731)
Sales of minerals in place	(4)	(728)	—	(752)
Revision of previous estimates	(297)	(235,232)	(15,324)	(328,961)
End of year (1)	11,953	739,378	41,466	1,059,895

Proved developed reserves:
Beginning of year	2,107	191,557	7,644	250,073
End of year	3,082	245,449	12,321	337,869

Proved undeveloped reserves:
Beginning of year	8,727	737,778	45,387	1,062,460
End of year	8,871	493,929	29,145	722,026

(1)	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.

Noteworthy amounts included in the categories of proved reserve changes in the above tables include:

•

MRD had upward revisions of 324.6 Bcfe primarily due to well performance in East Texas and North Louisiana. Additionally, there was an increase of 253.7 Bcfe from extensions, primarily due to the redevelopment program in the Terryville Complex. MRD also acquired 31.3 Bcfe from multiple acquisitions already inside the Terryville Complex. Proved undeveloped reserves increased during the year primarily due to the development of unproved locations in 2014 and revisions to our forecasts for East Texas properties, which give effect for well performance using longer lateral lengths.

•

148.6 Bcfe of the increase in reserves for the year end December 31, 2013, through the category extensions and discoveries, was due to the horizontal redevelopment drilling program in the Terryville Complex.

•

WildHorse acquired 43.5 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Undisclosed Seller Acquisition. Downward revisions of previous estimates for estimated natural gas proved reserves was primarily the result of a decrease in natural gas prices.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$8,313,329	$5,722,848	$4,921,192
Future production costs	(1,325,573)	(1,587,374)	(1,255,289)
Future development costs	(1,443,612)	(1,352,945)	(1,060,777)
Future income tax expense (1)	(1,789,031)	—	—
Future net cash flows for estimated timing of cash flows	3,755,113	2,782,529	2,605,126
10% annual discount for estimated timing of cash flows	(1,792,579)	(1,313,577)	(1,284,531)
Standardized measure of discounted future net cash flows (2)	$1,962,534	$1,468,952	$1,320,595

(1)

Our predecessor was a pass through entity and was subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality, we have excluded the impact of this tax for the years ended December 31, 2013 and 2012.

(2)	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$1,468,952	$1,320,595	$1,386,071
Sale of oil and natural gas produced, net of production costs	(363,723)	(196,444)	(107,316)
Purchase of minerals in place	69,282	51,177	98,384
Sale of minerals in place	(47,791)	(54,091)	—
Extensions and discoveries	653,186	301,004	127,994
Changes in income taxes, net	(1,058,814)	—	—
Changes in prices and costs	365,030	(11,336)	(402,202)
Previously estimated development costs incurred	256,605	87,297	64,390
Net changes in future development costs	(126,598)	57,353	(67,331)
Revisions of previous quantities	828,296	(186,804)	(176,788)
Accretion of discount	146,896	128,544	138,607
Change in production rates and other	(228,787)	(28,343)	258,786
End of year	$1,962,534	$1,468,952	$1,320,595

MEMP Segment

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013, and 2012 respectively:

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	39,149	607,139	28,846	1,015,105
Extensions and discoveries	849	12,723	711	22,085
Purchase of minerals in place	69,095	13,036	22,351	561,713
Production	(3,092)	(41,494)	(2,143)	(72,902)
Revision of previous estimates	(6,431)	(31,777)	(287)	(72,090)
End of year (1)	99,570	559,627	49,478	1,453,911

Proved developed reserves:
Beginning of year	22,265	387,548	15,959	616,893
End of year	54,526	380,397	35,539	920,783

Proved undeveloped reserves:
Beginning of year	16,884	219,591	12,887	398,212
End of year	45,044	179,230	13,939	533,128

(1)   MRD Segment’s share of these reserves is 1,454 MMcfe.

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	39,089	604,440	29,352	1,015,095
Extensions and discoveries	5,655	40,770	1,747	85,180
Purchase of minerals in place	119	16,294	258	18,554
Production	(1,764)	(35,924)	(1,632)	(56,303)
Revision of previous estimates	(3,950)	(18,441)	(879)	(47,421)
End of year (1)	39,149	607,139	28,846	1,015,105

Proved developed reserves:
Beginning of year	24,515	376,932	15,947	619,704
End of year	22,265	387,548	15,959	616,893

Proved undeveloped reserves:
Beginning of year	14,574	227,508	13,405	395,391
End of year	16,884	219,591	12,887	398,212

(1)   MRD Segment’s share of these reserves is 89,837 MMcfe.

	For the Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	27,150	579,751	15,045	832,913
Extensions and discoveries	7,501	19,869	1,053	71,192
Purchase of minerals in place	11,336	113,617	7,095	224,202
Production	(1,519)	(29,744)	(745)	(43,329)
Sales of minerals in place	(4,214)	(4,214)	—	(29,499)
Revision of previous estimates	(1,165)	(74,839)	6,904	(40,384)
End of year (1)	39,089	604,440	29,352	1,015,095

Proved developed reserves:
Beginning of year	19,332	413,431	10,015	589,504
End of year	24,515	376,932	15,947	619,704

Proved undeveloped reserves:
Beginning of year	7,818	166,320	5,030	243,409
End of year	14,574	227,508	13,405	395,391

(1)   MRD Segment’s share of these reserves is 476,550 MMcfe.

Noteworthy amounts included in the categories of proved reserve changes in the above tables include:

•

MEMP acquired 561.7 Bcfe in multiple acquisitions during the year ended December 31, 2014, the largest being the Wyoming Acquisition of 497.2 Bcfe. MEMP also acquired 45.0 Bcfe from the Eagle Ford Acquisition. Downward revision of natural gas for the year ended December 31, 2014 was primarily due to updated well performance data in certain East Texas fields. Proved undeveloped reserves increased during the year ended December 31, 2014 primarily due to the Wyoming Acquisition.

•

MEMP acquired 224.2 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Goodrich Acquisition of 148.9 Bcfe. Stanolind acquired 43.6 Bcfe through multiple acquisitions, the largest being the Menemsha Acquisition of 23.9 Bcfe. During the year ended December 31, 2012, Propel divested 19.0 Bcfe of offshore Louisiana oil and gas properties to an NGP controlled entity.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$13,191,866	$6,892,150	$6,511,776
Future production costs	(4,516,077)	(2,719,024)	(2,258,554)
Future development costs	(1,222,221)	(685,858)	(620,944)
Future net cash flows for estimated timing of cash flows (1)	7,453,568	3,487,268	3,632,278
10% annual discount for estimated timing of cash flows	(4,693,960)	(1,879,156)	(2,042,362)
Standardized measure of discounted future net cash flows (2)	$2,759,608	$1,608,112	$1,589,916

(1)

MEMP is subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the years ended December 31, 2014, 2013 and 2012.

(2)	MRD Segment’s share of the standardized measure of discounted future net cash flows was $2,760, $142,318 and $554,981 for the years ended December 31, 2014, 2013 and 2012, respectively.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$1,608,112	$1,589,916	$1,499,414
Sale of oil and natural gas produced, net of production costs	(323,994)	(234,520)	(160,023)
Purchase of minerals in place	1,489,477	23,160	375,953
Sale of minerals in place	—	—	(154,963)
Extensions and discoveries	44,745	136,423	265,108
Changes in income taxes, net	—	—	1,947
Changes in prices and costs	(168,500)	(74,395)	(331,760)
Previously estimated development costs incurred	223,861	174,490	66,360
Net changes in future development costs	(74,579)	(74,867)	(1,140)
Revisions of previous quantities	(163,207)	(141,122)	(90,587)
Accretion of discount	160,811	158,991	150,136
Change in production rates and other	(37,118)	50,036	(30,529)
End of year	$2,759,608	$1,608,112	$1,589,916